Note 1 - Segment Information - Reportable Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
IFRS - Net Sales	$ 7,658,588	$ 5,288,504	$ 4,293,592
IFRS - operating income	871,813	334,588	(59,057)
Financial income (expense), net	37,300	(23,017)	21,954
Income before equity in earnings of non-consolidated companies and income tax	909,113	311,571	(37,103)
Equity in earnings of non-consolidated companies	193,994	116,140	71,533
Income before income tax	1,103,107	427,711	34,430
Capital expenditures	349,473	558,236	786,873
Discontinued operations [member]
Statement Line Items [Line Items]
IFRS - Net Sales		11,899	234,911
Capital expenditures		145	1,911
Depreciation and amortization			5,303
Tubes [member]
Statement Line Items [Line Items]
IFRS - Net Sales	7,233,000	4,966,000	4,015,000
Management view - operating income	702,000	115,000	19,000
Difference in cost of sales	112,000	164,000	(108,000)
Direct cost and others	127,000	115,000	(114,000)
Absorption	(15,000)	49,000	6,000
Differences in depreciation and amortization	(34,000)	(3,000)	28,000
Differences in selling, general and administrative expenses	(2,000)	14,000	(5,000)
Differences in other operating income (expenses), net		2,000	(5,000)
IFRS - operating income	777,000	292,000	(71,000)
Financial income (expense), net
Income before equity in earnings of non-consolidated companies and income tax
Equity in earnings of non-consolidated companies
Income before income tax
Capital expenditures	346,000	550,000	752,000
Depreciation and amortization	645,000	594,000	643,000
All other segments [member]
Statement Line Items [Line Items]
IFRS - Net Sales	426,000	323,000	278,000
Management view - operating income	81,000	48,000	19,000
Difference in cost of sales	7,000	1,000	(8,000)
Direct cost and others	6,000		(8,000)
Absorption	1,000	1,000
Differences in depreciation and amortization	0
Differences in selling, general and administrative expenses	6,000	(6,000)	1,000
Differences in other operating income (expenses), net
IFRS - operating income	95,000	43,000	12,000
Financial income (expense), net
Income before equity in earnings of non-consolidated companies and income tax
Equity in earnings of non-consolidated companies
Income before income tax
Capital expenditures	3,000	8,000	33,000
Depreciation and amortization	19,000	15,000	14,000
Reportable segments [member]
Statement Line Items [Line Items]
IFRS - Net Sales	7,659,000	5,289,000	4,294,000
Management view - operating income	783,000	163,000	38,000
Difference in cost of sales	119,000	165,000	(116,000)
Direct cost and others	133,000	115,000	(122,000)
Absorption	(14,000)	50,000	6,000
Differences in depreciation and amortization	(34,000)	(3,000)	28,000
Differences in selling, general and administrative expenses	4,000	8,000	(4,000)
Differences in other operating income (expenses), net		2,000	(5,000)
IFRS - operating income	872,000	335,000	(59,000)
Financial income (expense), net	37,000	(23,000)	22,000
Income before equity in earnings of non-consolidated companies and income tax	909,000	312,000	(37,000)
Equity in earnings of non-consolidated companies	194,000	116,000	71,000
Income before income tax	1,103,000	428,000	34,000
Capital expenditures	349,000	558,000	785,000
Depreciation and amortization	664,000	609,000	657,000
Reportable segments [member] | Discontinued operations [member]
Statement Line Items [Line Items]
IFRS - Net Sales		12,000	235,000
Management view - operating income		3,000	62,000
Difference in cost of sales		(1,000)	4,000
Direct cost and others		(1,000)	4,000
Absorption
Differences in depreciation and amortization
Differences in selling, general and administrative expenses
Differences in other operating income (expenses), net
IFRS - operating income		2,000	66,000
Financial income (expense), net
Income before equity in earnings of non-consolidated companies and income tax		2,000	66,000
Equity in earnings of non-consolidated companies
Income before income tax		2,000	66,000
Capital expenditures			2,000
Depreciation and amortization			$ 5,000